Basis of Presentation	6 Months Ended
Jun. 30, 2013
Basis of Presentation
(1)	Basis of Presentation

The accompanying unaudited financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements and should be read in conjunction with the audited Lipocine Inc. financial statements for the year ended December 31, 2012. The accompanying unaudited financial statements reflect all adjustments necessary for a fair presentation of results for the interim periods presented. Preparing financial statements requires the Company to make estimates and assumptions that affect the amounts that are reported in the financial statements and accompanying footnotes. Although these estimates are based upon the Company’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the estimates. The results of operations for the three and six months ended June 30, 2013 are not necessarily indicative of the results to be expected for any future period or for the full year.